LOANS AND BORROWINGS	9 Months Ended
Sep. 30, 2017
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9 LOANS AND BORROWINGS

        The Company's borrowings consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Short-term borrowings	239,777	314,052
Current portion of long-term borrowings	388,701	638,682

Sub-total	628,478	952,734

Long-term borrowings, excluding current portion	1,509,676	2,241,895

Total loans and borrowings	2,138,154	3,194,629

Short-term borrowings

        The Company's short-term borrowings consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Unsecured short-term loans and borrowings	—	50,000
Secured short-term loans and borrowings	239,777	264,052

	239,777	314,052

        Short-term borrowings were secured by the following assets:

	As of December 31, 2016	As of September 30, 2017
Accounts receivable	19,914	12,998

        The weighted average interest rates of short-term borrowings were 5.36% and 5.39% per annum for the nine-month periods ended September 30, 2016 and 2017, respectively.

Long-term borrowings

        The Company's long-term borrowings consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Unsecured long-term loans and borrowings	—	7,500
Secured long-term loans and borrowings	1,898,377	2,873,077

	1,898,377	2,880,577

        Long-term borrowings were secured by the following assets:

	As of December 31, 2016	As of September 30, 2017
Accounts receivable	67,433	107,819
Property and equipment, net	512,566	524,653
Prepaid land use rights, net	20,735	20,146

	600,734	652,618

        Long-term loans of RMB9,500 and nil as of December 31, 2016 and September 30, 2017 are guaranteed by William Wei Huang.

        The weighted average interest rates of long-term borrowings were 8.17% and 6.99% per annum for the nine-month periods ended September 30, 2016 and 2017, respectively.

        The aggregate maturities of the long-term borrowings for each for the five years and thereafter subsequent to September 30, 2017 are as follows:

Long-term borrowings
Twelve-months ending September 30,
2018	638,682
2019	736,847
2020	516,839
2021	731,461
2022	250,469
Thereafter	6,279

2,880,577

        As of September 30, 2017, the particulars of the total secured long-term loans and borrowings of RMB2,873,077, were as follows:

i)

In 2009, a subsidiary of the Company entered into a thirteen-year entrusted credit facility for a principal amount of RMB322,000 with the local government through a third party bank. As of September 30, 2017, the outstanding loan under such credit facility was RMB167,279, and the effective interest rate of the loan was 4.90% per annum. The facility was secured by prepaid land use right with a carrying amount of RMB6,126 as of September 30, 2017.

ii)

In 2014, a subsidiary of the Company entered into an entrusted credit facility of RMB200,000 with a third party lender through a third party bank. The Company fully repaid the outstanding loan in 2017.

iii)	In 2015, a subsidiary of the Company entered into a loan facility of RMB120,000 with a third party bank. The Company fully repaid the outstanding loan in 2017.
iv)

In 2015, a subsidiary of the Company entered into loan facilities with third party banks in the aggregate amount of RMB430,000. In 2016, such facility was extended to RMB530,000 pursuant to an amendment agreement. As of September 30, 2017, the outstanding loans under such credit facilities were RMB267,940 (net of debt issuance costs), and the effective interest rate of the loans was 7.84% per annum. The outstanding loans under such credit facilities are secured by accounts receivables and property and equipment with a carrying amount of RMB11,788 and RMB91,094 as of September 30, 2017, respectively. The outstanding loans contain a limit on the amount of capital expenditures to be incurred for the construction of the data centers and mature in 2020. The outstanding loans are required to be repaid in full prior to the maturity date in the event 1) Singapore Technologies Telemedia Limited of Singapore, the parent company of STT GDC Pte. Ltd. (a principal shareholder of the Company), ceases to own and control, directly or indirectly, at least 40% of the equity interest in the Company prior to an initial public offering (IPO) or 30% of the equity interest in the Company after an IPO, or ceases to be the single largest shareholder of the Company, (2) the Company ceases to own and control, directly or indirectly, 100% of the equity interest of the borrowing subsidiaries, (3) there are changes in the shareholding structure of a principal operating subsidiary, as defined in the loan agreements or (4) William Wei Huang, the founder, chairman and chief executive officer of the Company, ceases to own and control, directly or indirectly, at least 99.96% of the equity interest of GDS Beijing. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. The loan facilities include a cross-default provision which would be triggered if the Company fails to repay any financial indebtedness of RMB30,000 or more when due or within any originally applicable grace period. As of September 30, 2017, the Company was in compliance with these covenants.

v)

In September 2016, two subsidiaries of the Company entered into loan facilities with third party banks in a total amount of RMB1,135,000, for the purpose of (i) replacing an existing term loan facility agreement entered into in June 2016, and (ii) financing the subsidiaries' data center projects and working capital requirements. As of September 30, 2017, the outstanding loan under such facility was RMB998,323, consisting of a short term working capital loan of RMB41,871 with an effective interest rate of 5.66% per annum and long term loans of RMB956,452 (net of debt issuance costs) with effective interest rates of 7.02%-7.25% per annum. The outstanding loans under such facilities are secured by accounts receivables and property and equipment with a carrying amount of RMB51,850 and RMB100,721 as of September 30, 2017, respectively. The loans are required to be repaid in full prior to the maturity date in the event (i) STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of equity interests of STT GDC Pte. Ltd. ("STT GDC"), (ii) STT GDC ceases to own and control, directly or indirectly, at least 40% of the equity interests in the Company prior to an IPO or 30% of the equity interests in the Company after an IPO, or ceases to be the single largest shareholder of the Company, (iii) the Company ceases to, directly or indirectly, own or control 100% of the borrowing subsidiary, (iv) there are changes in the shareholding structure of a principal operating subsidiary, as defined in the loan agreement or (v) William Wei Huang ceases to, directly or indirectly, own at least 99.9% of the equity interests of GDS Beijing ((i), (ii), (iii), (iv) and (v) are referred to as "the Early Repayment Events"). The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of September 30, 2017, the Company was in compliance with these covenants.

vi)

In September 2016, a subsidiary of the Company entered into a facility agreement with a third party bank for a total amount of RMB220,000. As of September 30, 2017, the outstanding loan under such facility was RMB188,848 (net of debt issuance costs), which was a long term loan with an effective interest rate of 7.29% per annum. The outstanding long-term loans mature in 2021. The outstanding loans under such facilities are secured by accounts receivable and property and equipment with a carrying value of RMB18,392 and RMB79,557 as of September 30, 2017, respectively. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. As of September 30, 2017, the Company was in compliance with these covenants.

vii)

In December 2016, a subsidiary of the Company entered into a facility agreement with third party banks, pursuant to which the bank agrees to make available to the subsidiary loan facilities in the total amount of RMB380,000 for repayment of borrower's outstanding loan and financing borrower's data center. As of September 30, 2017, the outstanding loan under such facility was RMB380,000 , which was a long-term loan with an effective interest rate of 8.01% per annum. The outstanding long-term loans mature in 2018. The outstanding loans under such facilities are secured by accounts receivable and property and equipment with a carrying value of RMB 19,727 and RMB 124,799 . The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the borrower fails to repay any financial indebtedness in an aggregate amount of RMB30,000 or more when due or within any originally applicable grace period. As of September 30, 2017, the Company was in compliance with these covenants.

viii)

In December 2016, a subsidiary of the Company entered into a facility agreement with third party banks for a total amount of RMB310,000. As of September 30, 2017, the outstanding loan under such facility was RMB246,668, consisting of a short term working capital loan of RMB5,985 with an effective interest rate of 5.66% per annum and long term loans of RMB240,683 (net of debt issuance costs) with an effective interest rate of 7.04% per annum. The outstanding long-term loans mature in 2021. The outstanding loans under such facilities are secured by accounts receivable, property and equipment and prepaid land use right with a carrying value of RMB3,217, RMB157,282 and RMB14,020 as of September 30, 2017, respectively. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. As of September 30, 2017, the Company was in compliance with these covenants.

ix)

In March 2017, two subsidiaries of the Company entered into a loan facility agreement with third party banks for a total amount of US$45,000. As of September 30, 2017, the outstanding loan under such agreement was RMB298,693 with an effective interest rate of 5.41% per annum. The facility, as amended, mature in April 2020. The loans are required to be repaid in full prior to the maturity date under certain conditions. The loan facilities contain financial covenants that limit certain financial ratios, such as the debt to equity ratio ("DER"), during the relevant period, as defined in the facilities. As of September 30, 2017, the Company was in compliance with these covenants.

x)

In June 2017, a subsidiary of the Company entered into a project loan facility agreement with a third party bank for a total amount of RMB644,000. As of September 30, 2017, the outstanding loan under such facility was RMB383,378 (net of debt issuance costs), consisting of a short-term working capital loan of RMB10,196 with an effective interest rate of 6.30% per annum and a long-term loan of RMB373,182 (net of debt issuance costs) with an effective interest rate of 7.32%. The outstanding long-term loans mature in 2022. The loans are secured by account receivables and property and equipment with a carrying amount of RMB22,572 and RMB95,999 as of September 30, 2017, respectively. The loans are required to be repaid in full prior to the maturity date under certain conditions. The loan facility contains financial covenants that limit certain financial ratios, including debt service coverage ratio ("DSCR") gross leverage ratio, DER and capital expenditure, as defined in the facility agreement. In addition, the loan includes a cross default if the aggregate amount of Financial Indebtedness or commitment for Financial Indebtedness of any Obligor Party or any other member of the Company is more than RMB50,000. As of September 30, 2017, the Company was in compliance with these covenants.

xi)

In September 2017, two subsidiaries of the Company entered into a five-year facility agreement with third party banks for a total amount of RMB570,000 for repayment of borrower's outstanding loans and financing borrower's data center located in Beijing. The interest rate agreed under the facility agreement is 130% of the People's Bank Of China ("PBOC") Base Rate (4.75% per annum for 3-5 years long-term loan) for the sub-facility of RMB200,000 and 6.3% for the sub-facility of RMB370,000 per annum. The loan, once drawn down, will be repaid by installments from 2019 to 2022. The securities for the loan include, among others, the subsidiaries' receivables and property and equipment. The loans are required to be repaid in full prior to the maturity date under certain conditions. The loan facility contains financial covenants that limit certain financial ratios, including DSCR, gross leverage ratio, DER and capital expenditure, as defined in the facility agreement. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. As of September 30, 2017, the Company has not drawn down any amount under such facility.

        As of September 30, 2017, the particulars of unsecured long-term loans and borrowings are as follows:

In March 2017, a subsidiary of the Company entered into an agreement with a third party bank for a total amount of RMB9,000. As of September 30, 2017, the outstanding loan was RMB7,500, which is a long-term working capital loan mature in 2019 with an effective interest rate of 5.70% per annum.

        As of September 30, 2017, the Company had total working capital and project financing credit facilities of RMB4,270,262 from various banks, of which the unused amount was RMB999,750. As of September 30, 2017, the Company had drawn down RMB3,270,512, of which RMB314,052 was recorded in short-term loans and borrowing and RMB2,880,577 (net of debt issuance costs of RMB75,883) was recorded in long-term loans and borrowing, respectively. Drawdowns from the credit facility are subject to the approval of the banks and are subject to the terms and conditions of each agreement.